Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment net loss and significant segment expenses
The following table presents the segment net loss and significant segment expenses for the years ended December 31, 2024, and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Employee-related expenses:
Research and development employee-related expenses	$11,135	$10,351
General and administrative employee-related expenses	5,553	3,240
External research and development expenses:
Research and pre-clinical expenses	8,477	8,321
Clinical and development expenses	15,380	7,202
Chemistry, manufacturing, and control expenses	3,570	8,947
Non employee-related general and administrative expenses	8,733	3,988
Other segment items 1	5,134	774

Net loss	$57,982	$42,823